Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Procedures.
The committee approves equity awards for our NEOs on or before the date of grant, and it is the committee’s general practice to approve annual equity awards in early March of each year after our financial statements have been audited by our independent public accountants. However, the committee retains discretion to vary the timing of awards as it deems appropriate. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our NEOs is during an open quarterly window period under the company’s insider trading policy or when the company otherwise has no material non-public information. The company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false